Commitments	12 Months Ended
Oct. 31, 2015
Commitments
Commitments

Note 17: Commitments

Lease Commitments

HP leases certain real and personal property under non-cancelable operating leases. Certain leases require HP to pay property taxes, insurance and routine maintenance and include renewal options and escalation clauses. Rent expense from continuing operations was approximately $0.2 billion in fiscal 2015, 2014 and 2013.

As of October 31, 2015, future minimum operating lease commitments were as follows:

Fiscal year	In millions
2016	$126
2017	107
2018	74
2019	53
2020	35
Thereafter	90
Less: Sublease rental income	(118)

Total	$367

Unconditional Purchase Obligations

As of October 31, 2015, HP had unconditional purchase obligations of $915 million. These unconditional purchase obligations include agreements to purchase goods or services that are enforceable and legally binding on HP and that specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable price provisions and the approximate timing of the transaction. These unconditional purchase obligations are primarily related to inventory and service support. Unconditional purchase obligations exclude agreements that are cancelable without penalty.

As of October 31, 2015, future unconditional purchase obligations were as follows:

Fiscal year	In millions
2016	$649
2017	69
2018	69
2019	42
2020	38
Thereafter	48

Total	$915